Prospectus Supplement – July 1, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Income Builder Fund	04/11/2011
At a meeting held on June 9, 2011, the Board of Trustees of Columbia Income Builder Fund (the Fund) approved changes to the asset allocation ranges for the Fund. The following changes are effective July 1, 2011:

Columbia Income Builder Fund | Class A, B, C, R and R4 Shares
The Target Allocation Ranges described under the Principal Investment Strategies of the Fund in the Summary of the Fund section are superseded and replaced as follows:

Asset Class
(Target Allocation Ranges — Under Normal Market Conditions)*
Alternative
Investment
	Equity	Fixed Income	Cash	Strategies
Income Builder Fund	0-35%	55-100%	0-15%	0-20%
*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.

Prospectus Supplement – July 1, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Income Builder Fund	04/11/2011
At a meeting held on June 9, 2011, the Board of Trustees of Columbia Income Builder Fund (the Fund) approved changes to the asset allocation ranges for the Fund. The following changes are effective July 1, 2011:

Columbia Income Builder Fund | Class Z Shares
The Target Allocation Ranges described under the Principal Investment Strategies of the Fund in the Summary of the Fund section are superseded and replaced as follows:

Asset Class
(Target Allocation Ranges — Under Normal Market Conditions)*
Alternative
Investment
	Equity	Fixed Income	Cash	Strategies
Income Builder Fund	0-35%	55-100%	0-15%	0-20%
*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.

Label	Element	11 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 11, 2011
Supplement [Text Block]	cfst1352280_SupplementTextBlock
Prospectus Supplement – July 1, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Income Builder Fund	04/11/2011
At a meeting held on June 9, 2011, the Board of Trustees of Columbia Income Builder Fund (the Fund) approved changes to the asset allocation ranges for the Fund. The following changes are effective July 1, 2011:

Columbia Income Builder Fund | Class A, B, C, R and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The Target Allocation Ranges described under the Principal Investment Strategies of the Fund in the Summary of the Fund section are superseded and replaced as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Asset Class
(Target Allocation Ranges — Under Normal Market Conditions)*
Alternative
Investment
	Equity	Fixed Income	Cash	Strategies
Income Builder Fund	0-35%	55-100%	0-15%	0-20%
*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.

Columbia Income Builder Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The Target Allocation Ranges described under the Principal Investment Strategies of the Fund in the Summary of the Fund section are superseded and replaced as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Asset Class
(Target Allocation Ranges — Under Normal Market Conditions)*
Alternative
Investment
	Equity	Fixed Income	Cash	Strategies
Income Builder Fund	0-35%	55-100%	0-15%	0-20%
*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.